First Trust Bloomberg Shareholder Yield ETF Investment Objectives and Goals - First Trust Bloomberg Shareholder Yield ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Bloomberg Shareholder Yield ETF (SHRY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Bloomberg Shareholder Yield ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Bloomberg Shareholder Yield Index (the “Index”).